Significant Accounting Policies - Health Plan Receivables (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Health Plan [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Health Plan Receivables, Net	$ 50,251,004	$ 50,251,004	$ 99,806,410			$ 99,806,410			$ 44,962,787
Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	50,251,004	50,251,004	99,806,410			99,806,410			44,962,787
Health Plan A | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	4,695,712	4,695,712	4,296,896			4,296,896			5,732,221
Health Plan B | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	15,473,828	15,473,828	24,371,497			24,371,497			15,316,696
Health Plan C | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	1,380,752	1,380,752	32,543,742			32,543,742			7,332,687
Health Plan D | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	6,651,586	6,651,586	13,749,578			13,749,578			6,863,270
Health Plan E | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	2,439,046	2,439,046	517,654			517,654			2,194,209
Health Plan F | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	2,925,751	2,925,751	1,435,258			1,435,258			3,222,247
Health Plan G | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	239,375	239,375	19,890			19,890			2,735,562
Health Plan H | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	2,185,619	2,185,619	3,795,423			3,795,423			878,866
Health Plan I | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	1,134,750	1,134,750	1,504,353			1,504,353			17,908
Health Plan J | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	149,915	149,915	317,704			317,704			285,730
Health Plan K | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	2,705,147	2,705,147	666,312			666,312			4,569
Health Plan L | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	899,560	899,560	260,317			260,317			$ 378,822
Health Plan M | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	1,747,116	1,747,116	3,310,581			3,310,581
Health Plan N | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	974,092	974,092	1,596,377			1,596,377
Health Plan O | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	666,291	666,291	2,696,375			2,696,375
Health Plan P | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	106,162	106,162	415,688			415,688
Health Plan Q | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	61,990	61,990	351,090			351,090
Health Plan R | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	3,578,682	3,578,682	4,426,655			4,426,655
Health Plan S | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net			600,639			600,639
Health Plan T | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	2,175,324	2,175,324	2,198,285			2,198,285
Health Plan U | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net	$ 60,306	$ 60,306	723,797			723,797
Health Plan W | Capitated Revenue
Health Plan [Line Items]
Health Plan Receivables, Net			$ 8,299			$ 8,299